Other Current Monetary Assets - Annual Yield Rates of Time Deposits, Negotiable Certificates of Deposit, Commercial Paper and Repurchase Agreements Collateralized by Bonds with Maturities of more Than Three Months (Detail)
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [Member]
Disclosure of annual yield rates of other current monetary assets [Line Items]
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	0.03%	0.03%
Top of Range [Member]
Disclosure of annual yield rates of other current monetary assets [Line Items]
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	4.16%	5.10%